GOODWILL (Tables)	12 Months Ended
Dec. 31, 2024
GOODWILL.
Schedule of goodwill

	For the years ended December 31,
	2023	2024
	RMB	RMB	US$
Balance as of January 1	575,427	575,427	78,833
Addition	—	—	—
Disposal	—	(3,211)	(440)
Impairment	—	—	—
Balance as of December 31	575,427	572,216	78,393